Provision for de-characterization of dam structures and asset retirement obligations (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Losses in relation to the operational stoppage	$ 152	$ 218	$ 269